Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, Beginning balance	$ 69	$ 415	$ 349
Additions Charged to Costs and Expenses	667	292	64
(Deducions)/ Recoveries	(333)	(638)	2
Allowance for doubtful accounts, Ending balance	$ 403	$ 69	$ 415